Allowance For Loan Losses	12 Months Ended
Dec. 31, 2015
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

NOTE 4 — ALLOWANCE FOR LOAN LOSSES

The Company maintains an allowance for loan losses for estimated credit losses in its HFI loan portfolio. The allowance is adjusted through a provision for credit losses, which is charged against current period earnings, and reduced by any charge-offs for losses, net of recoveries.

The Company maintains a separate reserve for credit losses on off-balance sheet commitments, which is reported in Other Liabilities. Off-balance sheet credit exposures include items such as unfunded loan commitments, issued standby letters of credit and deferred purchase agreements. The Company’s methodology for assessing the appropriateness of this reserve is similar to the allowance process for outstanding loans.

Allowance for Loan Losses and Recorded Investment in Finance Receivables (dollars in millions)

	Transportation Finance	Commercial Banking	Consumer and Community Banking	Non-Strategic Portfolios	Corporate and Other	Total
Year Ended December 31, 2015
Balance - December 31, 2014	$26.5	$282.4	$–	$37.5	$–	$346.4
Provision for credit losses	14.5	131.0	8.7	6.3	–	160.5
Other(1)	(0.1)	(8.2)	1.8	(2.6)	–	(9.1)
Gross charge-offs (2)	(1.7)	(112.3)	(1.3)	(50.7)	–	(166.0)
Recoveries	0.2	17.6	1.1	9.5	–	28.4
Balance - December 31, 2015	$39.4	$310.5	$10.3	$–	$–	$360.2

Allowance balance at December 31, 2015
Loans individually evaluated for impairment	$0.4	$27.4	$–	$–	$–	$27.8
Loans collectively evaluated for impairment	39.0	280.0	8.5	–	–	327.5
Loans acquired with deteriorated credit quality (3)	–	3.1	1.8	–	–	4.9
Allowance for loan losses	$39.4	$310.5	$10.3	$–	$–	$360.2
Other reserves (1)	$0.2	$42.8	$0.1	$–	$–	$43.1

Finance receivables at December 31, 2015
Loans individually evaluated for impairment	$15.4	$134.2	$–	$–	$–	$149.6
Loans collectively evaluated for impairment	3,526.7	20,631.0	4,668.9	–	–	28,826.6
Loans acquired with deteriorated credit quality (3)	–	164.0	2,531.5	–	–	2,695.5
Ending balance	$3,542.1	$20,929.2	$7,200.4	$–	$–	$31,671.7
Percent of loans to total loans	11.2%	66.1%	22.7%	0%	0%	100%

Year Ended December 31, 2014
Balance - December 31, 2013	$21.7	$278.4	$–	$56.0	$–	$356.1
Provision for credit losses	5.5	63.5	–	30.9	0.2	100.1
Other(1)	(0.2)	(7.7)	–	(2.6)	(0.2)	(10.7)
Gross charge-offs (2)	(0.7)	(69.3)	–	(57.5)	–	(127.5)
Recoveries	0.2	17.5	–	10.7	–	28.4
Balance - December 31, 2014	$26.5	$282.4	$–	$37.5	$–	$346.4

Allowance balance at December 31, 2014
Loans individually evaluated for impairment	$–	$11.4	$–	$1.0	$–	$12.4
Loans collectively evaluated for impairment	26.5	270.5	–	36.5	–	333.5
Loans acquired with deteriorated credit quality(3)	–	0.5	–	–	–	0.5
Allowance for loan losses	$26.5	$282.4	$–	$37.5	$–	$346.4
Other reserves (1)	$0.3	$34.9	$–	$0.2	$–	$35.4

Finance receivables at December 31, 2014
Loans individually evaluated for impairment	$–	$37.5	$–	$19.3	$–	$56.8
Loans collectively evaluated for impairment	2,933.2	14,990.3	–	1,513.5	–	19,437.0
Loans acquired with deteriorated credit quality(3)	–	1.2	–	–	–	1.2
Ending balance	$2,933.2	$15,029.0	$–	$1,532.8	$–	$19,495.0
Percentage of loans to total loans	15.0%	77.1%	0.0%	7.9%	0%	100%

(1) “Other reserves” represents additional credit loss reserves for unfunded lending commitments, letters of credit and for deferred purchase agreements, all of which is recorded in Other liabilities. “Other” also includes changes relating to loans under the indemnification provided by the FDIC, sales and foreign currency translations.

(2)Gross charge-offs of amounts specifically reserved in prior periods included $21 million and $13 million charged directly to the Allowance for loan losses for the years ended December 31, 2015 and December 31, 2014, respectively. In 2015, $15 million related to Commercial Finance, $5 million related to NSP and $1 million related to Transportation Finance.  In 2014, $13 million related to Commercial Banking.

(3)Represents loans considered impaired as part of the OneWest transaction and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).